Warrants on Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 1.05
Warrants outstanding	0.3			8,911,744
Change in fair value of warrant liability	$ (5,267)	$ 7,485	$ (235)
KORE Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 0.01
Warrants outstanding	0	9,814
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 11.50
Warrants outstanding	8,638,966
Class of warrant or right, number of securities called by warrants or rights	1
Warrants exercisable term from the date of completion of business combination	30 months
Warrants exercisable term from the closing of IPO	12 months
Class of warrants or rights outstanding term	5 years
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 11.50
Warrants outstanding	272,778
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days
Private Placement Warrants [Member] | Share Price Equal or Exceeds Ten point Zero Rupees per dollar [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrrant	$ 10.00
Common Stock [Member] | KORE Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercised and converted	1,365,612